Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	45,000,000	45,000,000	45,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	740,000,000	740,000,000	740,000,000
Common stock, shares issued		6,951,622	4,573,693
Common stock, shares issued	6,951,622	6,951,622
Common stock, shares outstanding		5,493,359	2,857,448
Common stock, shares outstanding	5,493,359	5,235,377
Treasury stock share	1,458,263	1,716,245	1,716,245
Series A Preferred Stock [Member]
Preferred stock, shares issued	29,057,097	29,057,097	29,057,097
Preferred stock, shares outstanding	29,057,097	29,057,097	29,057,097
Series 1 Preferred Stock [Member]
Preferred stock, shares authorized			0
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Preferred stock dividend shares	5,000,000	5,000,000